Consolidated Balance Sheets - USD ($)	Sep. 30, 2021	Sep. 30, 2020
Current assets:
Cash and cash equivalents	$ 4,774,531	$ 322,598
Restricted cash	1,115,354	17,932
Short-term investments	2,387,003	2,209,261
Accounts receivable, net	6,847,608	6,325,733
Notes receivable		1,664,310
Inventories, net	924,342	867,752
Advances to suppliers, net	7,404,538	2,700,383
Amount due from related parties, current	3,524,635	577,035
Prepaid expenses and other current assets, net	609,602	881,073
Current assets of discontinued operation	91,997	750,784
Total current assets	27,679,610	16,316,861
Property, plants and equipment, net	8,746,386	2,369,891
Land use right	4,510,849
Amount due from related parties, noncurrent	310,395	294,568
Long-term investments	132,621
Deferred tax assets, net	585,428	97,324
Non-current assets of discontinued operation	46,381	739,154
Total assets	42,011,670	19,817,798
Current liabilities:
Short-term borrowings	310,395	299,315
Accounts payable	650,693	298,060
Accrued expenses and other payables	7,142,630	3,753,817
Advances from customers	94,899	154,554
Income tax payable	395,483	292,940
Amount due to related parties	71,849	754,283
Current liabilities of discontinued operation	809,221	1,119,684
Total current liabilities	9,475,170	6,672,653
Total liabilities	9,475,170	6,672,653
Commitments and contingencies
Equity
Preferred shares
Ordinary shares (par value of $0.001 per share; 100,000,000 shares authorized as of September 30, 2020 and 2021; 7,800,000 and 13,626,602 shares issued and outstanding as of September 30, 2020 and 2021, respectively)	13,627	7,800
Subscription receivable	(7,800)	(7,800)
Receivables from a shareholder	(3,152,179)	(4,737,521)
Additional paid-in capital	32,260,048	12,078,058
Statutory reserve	233,413	212,842
Retained earnings and (deficit)	(1,423,614)	1,575,630
Accumulated other comprehensive income (loss)	594,507	(259,547)
Total EZGO Technologies Ltd.’s shareholders’ equity	28,518,002	8,869,462
Non-controlling interests	4,018,498	4,275,683
Total equity	32,536,500	13,145,145
Total liabilities and equity	$ 42,011,670	$ 19,817,798